Document and Entity Information Document	Jul. 18, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 18, 2024
Entity Registrant Name	D.R. Horton, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-14122
Entity Tax Identification Number	75-2386963
Entity Address, Address Line One	1341 Horton Circle
Entity Address, City or Town	Arlington
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76011
City Area Code	817
Local Phone Number	390-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	DHI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000882184